Subsequent Events (Details Narrative) (10-K) - USD ($)								3 Months Ended	4 Months Ended	12 Months Ended
	Jun. 02, 2022	Apr. 27, 2021	Apr. 12, 2021	Mar. 31, 2021	Mar. 30, 2021	Mar. 02, 2021	Feb. 08, 2021	Mar. 31, 2021	Apr. 15, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock issued during period for services, value					$ 24,697			$ 96,247		$ 189,000	$ 397,042
Stock issued during period for services, shares					10,465
Amount of revolving line of credit				$ 0				0		$ 0
Interest rate percentage										12.48%
Proceeds from Related Party											$ 1,100,000
John Keeler & Executive Chairman & Chief Executive Officer [Member]
Amount of revolving line of credit				$ 1,000,000				1,000,000
Forecast [Member]
Debt instrument, monthly payments	$ 8,500
Subsequent Event [Member]
Issuance of common stock, shares		987,741		5,000	10,465		25,000		83,721
Proceeds from issuance of unsecured promissory note						$ 371,944
Principal amount						$ 371,944
Interest rate						1.00%
Debt instrument, term						5 years
Debt instrument, description						The Company may apply for forgiveness after August 17, 2021 and may be required to make monthly payments of approximately $8,500 beginning June 2, 2022.
Subsequent Event [Member] | Director [Member]
Stock issued during period for services, value			$ 25,000
Stock issued during period for services, shares			100,000
Exercise price per share			$ 2.00
Subsequent Event [Member] | John Keeler & Executive Chairman & Chief Executive Officer [Member]
Amount of revolving line of credit				$ 1,000,000				1,000,000
Keeler & Co and Coastal Pride [Member] | Loan and Security Agreement [Member]
Amount of revolving line of credit				$ 5,000,000				5,000,000
Line of credit facility, revolving credit conversion to term loan, description				Revolving line of credit for a term of thirty-six months, renewable annually for one-year periods thereafter.
Interest rate description				The advance rate of the revolving line of credit is 85% with respect to eligible accounts receivable and the lower of 60% of the Borrowers' eligible inventory, or 80% of the net orderly liquidation value, subject to an inventory sublimit of $2,500,000. The inventory portion of the loan will never exceed 50% of the outstanding balance.
Inventory sublimit				$ 2,500,000				2,500,000
Interest rate percentage				3.25%
Keeler & Co and Coastal Pride [Member] | Loan and Security Agreement [Member] | Prime Rate [Member]
Interest rate percentage				3.75%
Keeler & Co and Coastal Pride [Member] | Subsequent Event [Member] | Loan and Security Agreement [Member]
Amount of revolving line of credit				$ 5,000,000				5,000,000
Line of credit facility, revolving credit conversion to term loan, description				Revolving line of credit for a term of thirty-six months, renewable annually for one-year periods thereafter.
Interest rate description				The advance rate of the revolving line of credit is 85% with respect to eligible accounts receivable and the lower of 60% of the Borrowers' eligible inventory, or 80% of the net orderly liquidation value, subject to an inventory sublimit of $2,500,000. The inventory portion of the loan will never exceed 50% of the outstanding balance.
Inventory sublimit				$ 2,500,000				2,500,000
Interest rate percentage				3.25%
Keeler & Co and Coastal Pride [Member] | Subsequent Event [Member] | Loan and Security Agreement [Member] | Prime Rate [Member]
Interest rate percentage				3.75%
Lighthouse Financial Corp [Member] | Loan and Security Agreement [Member]
Line of credit facility fee				$ 50,000
Line of credit facility additional annual fee				25,000				25,000
Proceeds from Related Party				784,450
Lighthouse Financial Corp [Member] | Subsequent Event [Member] | Loan and Security Agreement [Member]
Line of credit facility fee				50,000
Line of credit facility additional annual fee				25,000				$ 25,000
Proceeds from Related Party				$ 784,450